Retirement Plans	12 Months Ended
Dec. 31, 2016
Postemployment Benefits [Abstract]
Retirement Plans
12.	Retirement Plans

We have a defined contribution 401(k) retirement and savings plan (the “401(k) Plan”) to provide retirement benefits for all eligible employees. All employees who have completed forty-five days of service and are at least twenty-one years of age are eligible to participate in the 401(k) Plan. The 401(k) Plan allows eligible employees to make salary-deferred contributions up to 75% of their annual compensation, as defined, and subject to certain Internal Revenue Service limitations. Employer contributions vest at 25% per year, over four years. For the years ending December 31, 2014, 2015 and 2016, we incurred $1.3 million, $1.9 million and $2.6 million, respectively, in contribution expense related to the employer matching contributions.

We are obligated to make plan contributions for the employees of certain of our wholly-owned foreign subsidiaries. For the years ending December 31, 2014, 2015 and 2016, we incurred $0.3 million, $0.5 million and $0.7 million, respectively, in contribution expense related to our foreign subsidiaries.